                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2020 Calamos Court, Naperville
                                        Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE: James S. Hamman, Jr., Secretary,
                                       Calamos Advisors LLC,
                                       2020 Calamos Court,
                                       Naperville, Illinois
                                       60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2006

DATE OF REPORTING PERIOD: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                           GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
CONVERTIBLE BONDS (48.8%)
            CONSUMER DISCRETIONARY (5.0%)
$135,000    Caesars Entertainment, Inc.@++
            4.600%, 04/15/24                                          $  181,980
 340,000    Carnival Corp.@
            0.000%, 10/24/21                                             269,450
 400,000    International Game Technology
            0.000%, 01/29/33                                             301,500
  85,000    Lamar Advertising Company
            2.875%, 12/31/10                                              98,706
 740,000    Liberty Media Corp. (Time
            Warner)
            0.750%, 03/30/23                                             777,925
  70,000    Playboy Enterprises, Inc.*
            3.000%, 03/15/25                                              70,788
 150,000    Starwood Hotels & Resorts
            Worldwide, Inc.
            3.500%, 05/16/23                                             204,375
                                                                      ----------
                                                                       1,904,724
                                                                      ----------
            ENERGY (5.5%)
            Grey Wolf, Inc.
 140,000    3.750%, 05/07/23                                             175,175
  50,000    4.480%, 04/01/24++                                            68,300
 300,000    Halliburton Company
            3.125%, 07/15/23                                             594,375
 165,000    Helix Energy Solutions Group,
            Inc.*
            3.250%, 12/15/25                                             235,538
 340,000    Nabors Industries, Inc.@
            0.000%, 06/15/23                                             389,725
 225,000    Schlumberger, Ltd.
            2.125%, 06/01/23                                             368,437
 125,000    Veritas DGC, Inc.*@++
            4.160%, 03/15/24                                             248,363
                                                                      ----------
                                                                       2,079,913
                                                                      ----------
            FINANCIALS (9.5%)
 330,000    Bank of America Corp.
            (NASDAQ 100)
            0.250%, 01/26/10                                             350,229
 150,000    BlackRock, Inc.*
            2.625%, 02/15/35                                             212,812
 300,000    Deutsche Bank, LUX (USA
            Interactive)*++
            4.880%, 05/01/12                                             365,250
            HCC Insurance Holdings, Inc.
  75,000    1.300%, 04/01/23                                             115,688
  70,000    2.000%, 09/01/21                                             114,975
 420,000    Host Marriott Corp.*
            3.250%, 04/15/24                                             543,375
 910,000    Merrill Lynch & Company, Inc.
            0.000%, 03/13/32                                           1,052,506
 100,000    Selective Insurance Group,
            Inc.
            1.615%, 09/24/32                                              69,500
 450,000    Travelers Property Casualty Corp.
            4.500%, 04/15/32                                             431,820
$325,000    Wachovia Corp. (Halliburton,
            Nabors Industries, Amerada Hess)
            0.250%, 12/15/10                                          $  340,437
                                                                      ----------
                                                                       3,596,592
                                                                      ----------
            HEALTH CARE (8.1%)
 780,000    Amgen, Inc.
            0.000%, 03/01/32                                             589,875
 175,000    Cephalon, Inc.@
            0.000%, 06/15/33                                             203,219
 190,000    Cytyc Corp.*
            2.250%, 03/15/24                                             209,712
 275,000    Emdeon Corp.
            1.750%, 06/15/23                                             252,312
 150,000    Greatbatch, Inc.
            2.250%, 06/15/13                                             127,125
 150,000    Henry Schein, Inc.@
            3.000%, 08/15/34                                             178,688
 500,000    Medtronic, Inc.
            1.250%, 09/15/21                                             498,125
 180,000    Omnicare, Inc.
            3.250%, 12/15/35                                             173,475
            Teva Pharmaceutical Industries,
            Ltd.
 230,000    0.250%, 02/01/24                                             278,587
 150,000    0.500%, 02/01/24@                                            173,063
 320,000    Thoratec Corp.@
            1.380%, 05/16/34                                             215,200
 160,000    Wyeth@++
            4.239%, 01/15/24                                             171,184
                                                                      ----------
                                                                       3,070,565
                                                                      ----------
            INDUSTRIALS (4.8%)
 230,000    Armor Holdings, Inc.@
            2.000%, 11/01/24                                             280,025
 200,000    CSX Corp.
            0.000%, 10/30/21                                             216,500
 180,000    FTI Consulting, Inc.*@
            3.750%, 07/15/12                                             207,450
 445,000    L-3 Communications Holdings*
            3.000%, 08/01/35                                             459,462
 335,000    Lockheed Martin Corp.@++
            4.499%, 08/15/33                                             389,303
 330,000    Roper Industries, Inc.
            1.481%, 01/15/34                                             210,788
  30,000    United Industrial Corp.*
            3.750%, 09/15/24                                              49,988
                                                                      ----------
                                                                       1,813,516
                                                                      ----------
            INFORMATION TECHNOLOGY (10.7%)
 185,000    ADC Telecommunications, Inc.@
            1.000%, 06/15/08                                             200,725
 200,000    BearingPoint, Inc.*
            2.500%, 12/15/24                                             195,750
 265,000    CommScope, Inc.@
            1.000%, 03/15/24                                             363,712
 110,000    CSG Systems International, Inc.*
            2.500%, 06/15/24                                             109,863
 140,000    DST Systems, Inc.
            4.125%, 08/15/23                                             180,250

                See accompanying notes to Schedule of Investments

                          GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                            -----------
 $175,000   Electronics For Imaging, Inc.
            1.500%, 06/01/23                                         $   203,000
            Euronet Worldwide, Inc.*
  200,000   1.625%, 12/15/24                                             246,500
   75,000   3.500%, 10/15/25@                                             88,688
  150,000   Informatica Corp.*@
            3.000%, 03/15/26                                             158,812
   80,000   LSI Logic Corp.
            4.000%, 05/15/10                                              89,600
   50,000   M-Systems Flash Disk Pioneers, Ltd.*
             1.000%, 03/15/35                                             54,313
  130,000   Mentor Graphics Corp.*
            6.250%, 03/01/26                                             131,625
  320,000   Novell, Inc.@
            0.500%, 07/15/24                                             295,200
  280,000   ON Semiconductor Corp.
            0.000%, 04/15/24                                             254,800
  165,000   Openwave Systems, Inc.@
            2.750%, 09/09/08                                             212,850
            Powerwave Technologies, Inc.
  210,000   1.875%, 11/15/24@                                            281,662
    7,000   1.250%, 07/15/08                                               9,468
  170,000   Red Hat, Inc.@
            0.500%, 01/15/24                                             205,275
  225,000   RF Micro Devices, Inc.@
            1.500%, 07/01/10                                             279,281
  365,000   Sybase, Inc.*
            1.750%, 02/22/25                                             367,281
   90,000   Yahoo!, Inc.
            0.000%, 04/01/08                                             144,450
                                                                     -----------
                                                                       4,073,105
                                                                     -----------
            MATERIALS (1.9%)
  300,000   Anglo American, PLC
            3.375%, 04/17/07                                             504,047
  115,000   Freeport-McMoRan Copper & Gold, Inc.
            7.000%, 02/11/11                                             229,713
                                                                     -----------
                                                                         733,760
                                                                     -----------
            TELECOMMUNICATION SERVICES (3.3%)
  135,000   Nextel Partners, Inc.
            1.500%, 11/15/08                                             298,687
  425,000   NII Holdings, Inc.*
            2.750%, 08/15/25                                             566,844
  170,000   Qwest Communications
            International Inc.
            3.500%, 11/15/25                                             226,737
  150,000   Time Warner Telecom Inc.@
            2.375%, 04/01/26                                             172,688
                                                                     -----------
                                                                       1,264,956
                                                                     -----------
            TOTAL CONVERTIBLE BONDS
            (Cost $16,472,403)                                        18,537,131
                                                                     -----------

NUMBER OF
 SHARES                                                                 VALUE
---------                                                            -----------
CONVERTIBLE PREFERRED STOCKS (7.5%)
            ENERGY (3.0%)
    2,000   Amerada Hess Corp.
            7.000%                                                   $   239,310
      500   Chesapeake Energy Corp.*
            5.000%                                                        68,437
    7,000   Valero Energy Corp.
            2.000%                                                       833,875
                                                                     -----------
                                                                       1,141,622
                                                                     -----------
            FINANCIALS (4.5%)
   12,200   E*TRADE FINANCIAL, Corp.
            6.125%                                                       422,730
      160   Fortis, NV (Assurant)*
            7.750%                                                       211,680
    5,350   Genworth Financial, Inc.
            6.000%                                                       196,131
            Hartford Financial Services Group, Inc.
    2,400   6.000%, 01/01/00                                             170,760
    2,100   7.000%, 01/01/00                                             151,305
    6,200   MetLife, Inc.
            6.375%                                                       166,346
    3,400   Morgan Stanley (Nuveen
            Investments)
            5.875%                                                       149,600
    4,400   Washington Mutual, Inc.
            5.375%                                                       237,688
                                                                     -----------
                                                                       1,706,240
                                                                     -----------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $1,846,024)                                          2,847,862
                                                                     -----------

COMMON STOCKS (41.5%)
            CONSUMER DISCRETIONARY (5.4%)
    6,800   Harley-Davidson, Inc.@                                       352,784
    9,000   Home Depot, Inc.                                             380,700
    6,000   International Game Technology@                               211,320
    2,800   ITT Educational Services,
            Inc.#@                                                       179,340
    6,000   Office Depot, Inc.#                                          223,440
   12,620   Starbucks Corp.#                                             475,017
    6,300   Tiffany & Company                                            236,502
                                                                     -----------
                                                                       2,059,103
                                                                     -----------
            CONSUMER STAPLES (1.4%)
    9,000   PepsiCo, Inc.                                                520,110
                                                                     -----------
            ENERGY (1.8%)
    2,350   Anadarko Petroleum Corp.                                     237,374
   10,000   Noble Energy, Inc.                                           439,200
                                                                     -----------
                                                                         676,574
                                                                     -----------
            FINANCIALS (6.2%)
   12,000   Aon Corp.                                                    498,120
    1,100   BlackRock, Inc.@                                             154,000
    4,400   Goldman Sachs Group, Inc.                                    690,624
    3,600   Legg Mason, Inc.@                                            451,188
    4,740   Prudential Financial, Inc.                                   359,339
    5,000   Washington Mutual, Inc.@                                     213,100
                                                                     -----------
                                                                       2,366,371
                                                                     -----------
            HEALTH CARE (7.6%)
    5,000   Forest Laboratories, Inc.#                                   223,150

                See accompanying notes to Schedule of Investments

                          GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                 VALUE
---------                                                            -----------
    9,600   Genzyme Corp.#                                           $   645,312
    6,700   Gilead Sciences, Inc.#                                       416,874
   24,000   King Pharmaceuticals, Inc.#                                  414,000
    5,600   McKesson Corp.                                               291,928
    5,700   Thermo Electron, Corp.#                                      211,413
   11,900   UnitedHealth Group, Inc.                                     664,734
                                                                     -----------
                                                                       2,867,411
                                                                     -----------
            INDUSTRIALS (4.9%)
    6,000   Boeing Company                                               467,580
   10,000   Burlington Northern Santa Fe
            Corp.                                                        833,300
    3,400   L-3 Communications Holdings                                  291,686
    6,000   Raytheon Company                                             275,040
                                                                     -----------
                                                                       1,867,606
                                                                     -----------
            INFORMATION TECHNOLOGY (13.5%)
    9,623   Advanced Micro Devices, Inc.#                                319,099
   14,000   Cadence Design Systems, Inc.#                                258,860
    4,500   Checkpoint Systems, Inc.#@                                   120,960
    8,000   eBay, Inc.#                                                  312,480
   17,500   Electronic Data Systems
            Corp.@                                                       469,525
    8,500   Fair Isaac Corp.                                             336,770
    9,500   Infosys Technologies, Ltd.@                                  739,670
    9,700   LSI Logic Corp.#                                             112,132
   15,800   Microsoft Corp.                                              429,918
   12,716   Motorola, Inc.                                               291,323
   32,000   Nokia Corp.                                                  663,040
   11,250   NVIDIA Corp.#@                                               644,175
   18,000   Tellabs, Inc.#                                               286,200
    4,500   Yahoo!, Inc.#@                                               145,170
                                                                     -----------
                                                                       5,129,322
                                                                     -----------
            MATERIALS (0.7%)
    2,400   Martin Marietta Materials, Inc.                              256,872
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $12,552,664)                                        15,743,369
                                                                     -----------

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                            -----------
SHORT-TERM INVESTMENT (2.3%)
$ 883,000   Citigroup, Inc.
            4.770%, 04/03/06
            (Cost $882,766)                                              882,766
                                                                     -----------

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (22.4%)
8,505,617   Bank of New York Institutional
            Cash Reserve Fund current rate 4.841%
            (Cost $8,505,617)                                         8,505,617
                                                                    -----------
TOTAL INVESTMENTS (122.5%)
(Cost $40,259,474)                                                   46,516,745
                                                                    -----------
PAYABLE UPON RETURN OF
SECURITIES LOANED (-22.4%)                                           (8,505,617)
                                                                    -----------
LIABILITIES, LESS OTHER ASSETS (-0.1%)                                  (30,693)
                                                                    -----------
NET ASSETS (100.0%)                                                 $37,980,435
                                                                    -----------

NOTES TO SCHEDULE OF INVESTMENTS

* Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Portfolio. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At March 31, 2006, the market value of 144A securities that could not be exchanged to the registered form is $2,476,011 or 6.5% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at March 31, 2006.

                See accompanying notes to Schedule of Investments

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Portfolio, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Portfolio may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Portfolio's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis,

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2 - INVESTMENTS

The following information is presented on an income tax basis as of March 31, 2006. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at March 31, 2006 was as follows:

                        NOTES TO SCHEDULE OF INVESTMENTS
                                   (unaudited)

Cost basis of investments                    $40,723,991
Gross unrealized appreciation                  6,175,554
Gross unrealized depreciation                   (382,800)
Net unrealized appreciation (depreciation)   $ 5,792,754

NOTE 3

During the period ended March 31, 2006, the Portfolio loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Portfolio lends securities. At March 31, 2006, the Portfolio had securities valued at $8,298,384 that were on loan to broker-dealers and banks and $8,505,617 in cash collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust


By: /s/ John P. Calamos, Sr.
    ---------------------------------
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: May 25, 2006


By: /s/ Patrick H. Dudasik
    ---------------------------------
Name: Patrick H. Dudasik
Title: Principal Financial Officer
Date: May 25, 2006